Leases - Schedule of Operating Lease Cost (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Operating Lease Cost [Abstract]
Operating lease cost	$ 839,053	$ 839,053
Short-term lease cost	2,452,418	2,452,418
Total	$ 3,291,471	$ 3,291,471
Weighted-average remaining lease term	2 years 5 months 8 days	1 year 11 months 19 days
Weighted-average discount rate	3.60%	3.60%